Significant events - Support Program (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 MXN ($) loan
Financial instruments
Modification period of loans and advances to customers	4 months
Additional modification period of loans and advances to customers	2 months
Number of loans registered in the Support Program | loan		531,636
Loans registered in the Support Program		$ 150,809
Commercial, financial and industrial loans
Financial instruments
Loans registered in the Support Program		58,479
Securitized mortgage assets
Financial instruments
Loans registered in the Support Program		64,235
Loans to customers
Financial instruments
Loans registered in the Support Program		28,095
Installment loans to individuals - Revolving consumer credit cards loans
Financial instruments
Loans registered in the Support Program		8,770
Installment loans to individuals - Non-revolving consumer loans
Financial instruments
Loans registered in the Support Program		$ 19,325